INVESTMENTS (Schedule of investments activity) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Investments in and Advances to Affiliates, Activity [Line Items]
Impairment	$ (898)	$ 0
Level 3 [Member]
Investments in and Advances to Affiliates, Activity [Line Items]
Investments, beginning balance	0	764	$ 764	$ 2,670
Impairment			(730)	(1,257)
Loss on changes in fair value			(34)	(649)
Investments, ending balance			0	764
Level 3 [Member] | Investee common shares [Member]
Investments in and Advances to Affiliates, Activity [Line Items]
Investments, beginning balance	0	730	730	1,987
Impairment			(730)	(1,257)
Loss on changes in fair value			0	0
Investments, ending balance			0	730
Level 3 [Member] | Warrants CAD 0.30 exercise price [Member]
Investments in and Advances to Affiliates, Activity [Line Items]
Investments, beginning balance	0	34	34	625
Impairment			0	0
Loss on changes in fair value			(34)	(591)
Investments, ending balance			0	34
Level 3 [Member] | Warrants CAD 1.00 exercise price [Member]
Investments in and Advances to Affiliates, Activity [Line Items]
Investments, beginning balance	$ 0	$ 0	0	58
Impairment			0	0
Loss on changes in fair value			0	(58)
Investments, ending balance			$ 0	$ 0